SHARE-BASED PAYMENTS - Options (Details) - Options incentive Plan				12 Months Ended
	Apr. 27, 2017 shares	Dec. 16, 2015 USD ($)	Dec. 17, 2014	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
SHARE-BASED PAYMENTS
Number of options, granted during the year/period		31,600
Exercise price of the stock options		$ 7.91		$ 15.85
Vesting period		2 years
Percentage to finance in respect of exercise price		100.00%
Option Split	0.01		0.02
Increase in shares of nominal value | shares	24,000,000
Weighted average exercise price (per share)				$ 15.85	$ 15.85	$ 15.85	$ 15.85